UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07664

Name of Fund: BlackRock California Investment Quality Municipal Trust, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock California Investment Quality Municipal Trust, Inc.,
     40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock California Investment Quality Municipal Trust (RAA)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—150.8%
		California—133.9%
$625		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	$646,731
500		California Statewide Cmntys. Dev Auth., Hlth., Hosp. & Nursing Home RB, Kaiser Permanente Proj.,	507,220
		Ser. B, 5.25%, 3/01/45
		California,
1,000		Ad Valorem Ppty. Tax GO, 5.00%, 9/01/32	1,028,120
40		Pub. Impvts. Misc. GO, 5.75%, 3/01/19	40,051
500		Carson Pub. Fing. Auth., Pub. Impvts. SA, Ser. A, 5.00%, 9/02/31, RAA	501,110
500		Chabot-Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/31, AMBAC	521,340
275		City of Chula Vista, Natural Gas Util. Impvts. Nat. Gas RB, 5.00%, 12/01/27, AMT	280,544
320		City of Chula Vista, RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	325,667
1,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	1,043,990
600		Contra Costa Wtr. Dist., Wtr. RB, Ser. 0, 5.00%, 10/01/24, AMBAC	633,756
		Golden St. Tobacco Sec. Corp.,
600	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	649,038
400	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	435,276
250		Misc. RB, Ser. A, 5.75%, 6/01/47	257,550
1,040		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	1,046,230
500		Infrastructure & Econ. Dev. Bank, Misc. RB, Salvation Army Proj., 5.00%, 9/01/27, AMBAC	518,830
1,000		Los Angeles Cnty. Cmnty. Facs. Dist. No. 3, ST, Ser. A, 5.50%, 9/01/14, FSA	1,021,380
510		Los Angeles Dept. of Arpts., Port, Arpt. & Marina RB, Ontario Intl. Proj., Ser. A, 5.00%, 5/15/26, MBIA, AMT	523,092
500		Los Angeles Dept. of Wtr. & Pwr., Elec., Pwr. & Lt. RB, Pwr. Sys. Proj., 5.00%, 7/01/35, FSA	518,500
945		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24, AMT	1,044,093
500		Met. Wtr. Dist. of Southern California, Wtr. Utils. Impvts. RB, Ser A, 5.00%, 7/01/37	521,430
500		Poll. Ctrl. Fing. Auth., Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	495,880
1,000		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	1,015,890
500		Pub. Wks. Brd., Correctional Fac. Impvts. Lease Abatement RB, Dept. Corrections Rehab Proj., Ser. H, 5.00%, 11/01/31	512,620
500		Rural Home Mtg. Fin. Auth., Local Sngl. Fam. Hsg. RB, 5.40%, 12/01/36, AMT	521,790
40		Southern California Pub. Pwr. Auth., Elec., Pwr. & Lt. RB, 5.50%, 7/01/20, MBIA Statewide Cmntys. Dev.	40,056
		Auth., Hlth., Hosp. & Nursing Home RB,
500		Kaiser Hosp. Asset Mgmt. Proj., 5.25%, 8/01/31	512,250
500		Kaiser Permanente Proj., Ser. A, 5.00%, 4/01/31	503,015
500	[1]	Temecula Valley Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/07, FGIC	510,000
900	[1]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB, Ser. A, 5.625%, 6/01/12	973,170
750		Tustin Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax ST, Cmnty. Facs. Dist. 97-1-A Proj., 5.00%, 9/01/32, FSA	767,632
500		Vacaville Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/30, MBIA	519,705
370		West Basin Mun. Wtr. Dist., Lease Non-Terminable COP, Ser. A, 5.50%, 8/01/22, AMBAC	374,163
			18,810,119
		Puerto Rico—16.9%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	508,750
255	[1]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/13	272,465
85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	95,277
700		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26
			707,273
745	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	795,757
			2,379,522
		Total Long-Term Investments (cost $20,557,508)	21,189,641
Shares
(000)
		MONEY MARKET FUND—0.8%
113	[2,3]	CMA California Mun. Money Fund, 3.07% (cost $112,731)	112,731
Total Investments —151.6% (cost $20,670,2394)			$21,302,372
Other assets in excess of liabilities —1.8%			251,058
Preferred shares at redemption value, including dividends payable —(53.4)%			(7,504,316)
Net Assets Applicable to Common Shareholders —100%			$14,049,114

______________

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Represents an investment in an affiliate.
[3]	Represents current yield as of July 31, 2007.
[4]

Cost for federal income tax purposes is $20,676,076. The net unrealized appreciation on a tax basis is $626,296, consisting of $774,352 gross unrealized appreciation and $148,056 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: September 20, 2007